Shareholder Report, Average Annual Return (Details) 191818_Carillon Reams Core Plus Bond Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	97 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	4.29%	(0.88%)	2.32%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	8.36%	(0.12%)	2.81%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	1.76%